Capital and financing structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital and financing structure [Abstract]
Equity attributable to owners of parent	€ 6,075	€ 3,766	€ 4,233
Profit (loss), attributable to owners of parent	3,239	341	188
Increase decrease income and expense recognized directlyIn equity attributed to shareholders	158
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	8	131
Increase decrease share holder remuneration equity attributed to shareholders	(831)
Increase (decrease) through share-based payment transactions, equity	13	€ 12	€ 0
Increase decrease share treasury transactions	(272)
Increase decrease other equity attributed to shareholderss	€ 17